Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0001423689
Registrant Name	AGNC Investment Corp.
Registration File Number	333-279249
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES